GOODWILL AND INTANGIBLE ASSETS - GOODWILL AND INTANGIBLE ASSETS NARRATIVE (Details) - USD ($)	3 Months Ended				12 Months Ended
	Apr. 02, 2017	Dec. 31, 2015	Oct. 04, 2015	Jul. 05, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill and indefinite-lived intangible asset impairment charges					$ 0	$ 4,204,000	$ 280,802,000
Goodwill		$ 684,252,000			821,061,000	812,344,000	684,252,000
Impairment of Intangible Assets (Excluding Goodwill)						4,204,000
Amortization expense					23,376,000	26,687,000	22,306,000
International and Other | CHINA
Goodwill [Line Items]
Goodwill and indefinite-lived intangible asset impairment charges		14,393,000
Operating Segments | International and Other
Goodwill [Line Items]
Goodwill and indefinite-lived intangible asset impairment charges					0	0	280,802,000
Goodwill		22,169,000			21,132,000	$ 20,154,000	22,169,000
Shanghai Golden Monkey Food Joint Stock Co., Ltd.
Goodwill [Line Items]
Goodwill and indefinite-lived intangible asset impairment charges			$ 266,409,000	$ 249,811,000
Purchase price allocation adjustments			$ 16,599,000
Long-lived asset impairment charges					0
Shanghai Golden Monkey Food Joint Stock Co., Ltd. | International and Other | CHINA
Goodwill [Line Items]
Goodwill		$ 15,000,000					$ 15,000,000
Margin for Growth Program
Goodwill [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 105,992,000				$ 105,992,000